Organization and Business Operations (Details)			12 Months Ended
	Nov. 10, 2021 USD ($) $ / shares shares	Feb. 11, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) item $ / shares shares	Dec. 31, 2020 USD ($) shares
Subsidiary, Sale of Stock [Line Items]
Payments for investment of cash in Trust Account			$ 276,000,000
Condition for future business combination number of businesses minimum | item			1
Condition for future business combination use of proceeds percentage			80
Condition for future business combination threshold Percentage Ownership			50
Condition for future business combination threshold Net Tangible Assets			$ 5,000,001
Redemption limit percentage without prior consent			100
Redemption period upon closure			24 months
Cash held outside the Trust Account			$ 14,807	$ 72,550
Working capital			4,091,246
Consideration received			$ 25,000
Class B Common Stock
Subsidiary, Sale of Stock [Line Items]
Common stock shares outstanding | shares			6,900,000	6,900,000
Common stock shares issued | shares			6,900,000	6,900,000
Business Combination Agreement
Subsidiary, Sale of Stock [Line Items]
Minimum unrestricted cash to be maintained upon completion of business combination	$ 35,000,000
Minimum amount of revolver credit facility	$ 50,000,000
Debt to recurring revenue ratio	1.50
Threshold number of days to file registration statement	45 days
Threshold number of days to have the registration statement filed effective	60 days
Threshold number of days to have the registration statement filed effective, if notified as it will review	90 days
Threshold number of days to have the registration statement filed effective, if notified as it will not review	10 days
Lockup period for transfer of sponsor shares	1 year
Stock price trigger for removal of lockup period | $ / shares	$ 12.00
Threshold business days considered for stock price trigger	20 days
Threshold consecutive days considered for stock price trigger	30 days
Threshold Number Of Days For Stock Price Trigger After Completion Of Business Combination	150 days
Threshold number of business days for stock price trigger of earn out shares	20 days
Threshold number of consecutive business days for stock price trigger of earn out shares	30 days
Business Combination Agreement | Maximum
Subsidiary, Sale of Stock [Line Items]
Stock price trigger for earn out shares | $ / shares	$ 15.00
Business Combination Agreement | Minimum
Subsidiary, Sale of Stock [Line Items]
Stock price trigger for earn out shares | $ / shares	$ 13.00
Business Combination Agreement | Two Tranches
Subsidiary, Sale of Stock [Line Items]
Number of shares to be vested | shares	1,192,000
Business Combination Agreement | Sponsor
Subsidiary, Sale of Stock [Line Items]
Percentage of voting on Common stock shares issued and outstanding	17.9
Business Combination Agreement | Class B Common Stock | Sponsor
Subsidiary, Sale of Stock [Line Items]
Common stock shares outstanding | shares	6,210,000
Business Combination Agreement | First Quarter
Subsidiary, Sale of Stock [Line Items]
Debt to recurring revenue ratio	3.00
Business Combination Agreement | Second Quarter
Subsidiary, Sale of Stock [Line Items]
Decrease in debt to recurring ratio	0.20
Business Combination Agreement | Class A Shares issued for Class B held | Sponsor
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued | shares	2,384,000
Business Combination Agreement | Brivo
Subsidiary, Sale of Stock [Line Items]
Lockup Period For transfer of shares	270 days
Business Combination Agreement | Convertible Debt
Subsidiary, Sale of Stock [Line Items]
Convertible debt , Principal amount	$ 75,000,000.0
Aggregate gross proceeds	$ 75,000,000.0
Convertible debt conversion price | $ / shares	$ 11.50
Debt term	5 years
Percentage of discount on original issue	3.0
Business Combination Agreement | Convertible Debt | First two years, if paid in cash
Subsidiary, Sale of Stock [Line Items]
Debt instrument effective stated rate basis	SOFR+9.25%
Interest rate (as a percent)	9.25%
Business Combination Agreement | Convertible Debt | First two years, if paid in kind
Subsidiary, Sale of Stock [Line Items]
Debt instrument effective stated rate basis	SOFR+9.50%
Interest rate (as a percent)	9.50%
Business Combination Agreement | Convertible Debt | After first two years
Subsidiary, Sale of Stock [Line Items]
Increase in interest percentage	1.00%
Business Combination Agreement | Convertible Debt | Brivo | One of the convertible debt investors
Subsidiary, Sale of Stock [Line Items]
Convertible debt subscribed	$ 2,000,000.0
Business Combination Agreement | Convertible Debt | Golub | One of the convertible debt investors
Subsidiary, Sale of Stock [Line Items]
Aggregate principal amount of convertible debt to be held for appointing an observer	$ 36,500,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued | shares			5,013,333
Price of warrants | $ / shares			$ 1.50
IPO
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares		27,600,000	27,600,000
Purchase price, per unit | $ / shares		$ 10.00	$ 10.00
Proceeds from issuance initial public offering		$ 276,000,000
Payments for investment of cash in Trust Account		$ 276,000,000
Cash held outside the Trust Account			$ 14,807